Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
9.	Leases
The Company leases facilities under
non-cancellable
operating leases, which have lease terms varying from one to five years. Total lease costs for the year ended December 31, 2021 was

US
$
4.2 million, included in cost of revenues, research and development, sales and marketing and general and administrative expenses in the Company’s consolidated statements of comprehensive loss. Out of the total lease costs, there was

US$0.5
million
of expenses for short-term leases within 12 months.
Lease term and discount rates were as follows:

As of December 31, 2021
(US$ thousand)
Weighted-average remaining lease term
Operating leases	2.0 years
Weighted-average discount rate
Operating leases	5.1%

Maturities of lease liabilities were as follows:

As of December 31, 2021
(US$ thousand)
2022	$4,219
2023	3,019
2024	515

Total undiscounted lease payments	7,753
Less: imputed interest	(344)

Total prese nt value of lease liabilitie s	$7,409

As of December 31, 2020, future minimum payments under
non-cancellable
operating leases for office rental, office equipment and property management fee of office premises consist of the following:

Operating Leases *
(US$ thousand)
2021	$2,914
2022	2,317
2023	1,439
2024	106

$6,776

*	Amounts are based on ASC 840, Leases that were superseded upon the Company’s adoption of ASC 842, Leases on January 1, 2021.
Under ASC 840, rental
expense was US$1.4 million and US$2.3 million for the years ended December 31, 2019 and 2020, respectively
.